Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Total cash	₩ 138	₩ 132	₩ 119
Demand Deposit Accounts	927,650	968,966	1,725,785
Short-term deposits, classified as cash equivalents	211,424	559,239	120,594
Short-term investments, classified as cash equivalents	219,133	841,402	1,204,855
Total cash and cash equivalents	₩ 1,358,345	₩ 2,369,739	₩ 3,051,353	₩ 3,783,065